Subsequent Events (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Subsequent Event [Line Items]
Schedule of long-term debt
Long-term debt consists of the following:

	As of
(in millions, except percentages)	September 30, 2014	December 31, 2013
Term loan, due 2021	$798.2	$—
Senior unsecured notes:
5.250% senior unsecured notes, due 2022	400.0	—
5.625% senior unsecured notes, due 2024	400.0	—
Total senior unsecured notes	800.0	—
Total long-term debt	$1,598.2	$—

Weighted average cost of debt	4.2%	—%

Subsequent Event
Subsequent Event [Line Items]
Schedule of long-term debt
On January 31, 2014, the Company incurred long-term debt of $1.6 billion as follows:

At January 31, 2014
Term Loan, due 2021, net of discount	$798.0
5.250% Senior Notes due 2022	400.0
5.625% Senior Notes due 2024	400.0
Total long-term debt	$1,598.0